EVENTS OCCURRING AFTER THE REPORTING PERIOD - Agreement with Syngenta (Details)	Sep. 15, 2022 USD ($)	Jul. 12, 2022 USD ($) patent
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Fixed exchange ratio		0.088
Number of patents issued and pending | patent		500
Syngenta Seedcare
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Agreement period	10 years
Upfront payment	$ 50,000,000
Percentage of product funding for R&D	70.00%
Syngenta Seedcare | Minimum
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Percentage of profit received from sales	30.00%
Syngenta Seedcare | Maximum [Member]
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Percentage of profit received from sales	50.00%